Shareholder Report	12 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Ultra-Short Income Fund
Class Name	Class A
Trading Symbol	ARMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$67	0.65%
[1]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class A shares of Western Asset Ultra-Short Income Fund returned 5.35%. The Fund compares its performance to the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight to investment-grade credit
↑	An overweight to asset-backed securities
↑	Long duration position

Top detractors from performance:
↓	Yield curve positioning
Use of derivatives and the impact on performance:
Interest rate futures, options and swaps were used to manage duration and yield curve exposure, in aggregate detracted from performance. Credit default swaps on investment-grade indices were used to manage credit exposures and had a slightly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class A	5.35	3.27	2.59
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 410,936,039
Holdings Count | $ / shares	448	[2]
Advisory Fees Paid, Amount	$ 961,612
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$410,936,039
Total Number of Portfolio Holdings*	448
Total Management Fee Paid	$961,612
Portfolio Turnover Rate	35%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Ultra-Short Income Fund
Class Name	Class C
Trading Symbol	LWAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$144	1.41%
[3]
Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class C shares of Western Asset Ultra-Short Income Fund returned 4.52%. The Fund compares its performance to the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight to investment-grade credit
↑	An overweight to asset-backed securities
↑	Long duration position

Top detractors from performance:
↓	Yield curve positioning
Use of derivatives and the impact on performance:
Interest rate futures, options and swaps were used to manage duration and yield curve exposure, in aggregate detracted from performance. Credit default swaps on investment-grade indices were used to manage credit exposures and had a slightly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class C	4.52	2.45	1.96
Class C (with sales charge)	3.52	2.45	1.96
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 410,936,039
Holdings Count | $ / shares	448	[4]
Advisory Fees Paid, Amount	$ 961,612
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$410,936,039
Total Number of Portfolio Holdings*	448
Total Management Fee Paid	$961,612
Portfolio Turnover Rate	35%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C1
Shareholder Report [Line Items]
Fund Name	Western Asset Ultra-Short Income Fund
Class Name	Class C1
Trading Symbol	ARMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$141	1.38%
[5]
Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class C1 shares of Western Asset Ultra-Short Income Fund returned 4.47%. The Fund compares its performance to the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight to investment-grade credit
↑	An overweight to asset-backed securities
↑	Long duration position

Top detractors from performance:
↓	Yield curve positioning
Use of derivatives and the impact on performance:
Interest rate futures, options and swaps were used to manage duration and yield curve exposure, in aggregate detracted from performance. Credit default swaps on investment-grade indices were used to manage credit exposures and had a slightly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class C1	4.47	2.63	1.98
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 410,936,039
Holdings Count | $ / shares	448	[6]
Advisory Fees Paid, Amount	$ 961,612
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$410,936,039
Total Number of Portfolio Holdings*	448
Total Management Fee Paid	$961,612
Portfolio Turnover Rate	35%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Ultra-Short Income Fund
Class Name	Class I
Trading Symbol	SBAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$39	0.38%
[7]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class I shares of Western Asset Ultra-Short Income Fund returned 5.52%. The Fund compares its performance to the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight to investment-grade credit
↑	An overweight to asset-backed securities
↑	Long duration position

Top detractors from performance:
↓	Yield curve positioning
Use of derivatives and the impact on performance:
Interest rate futures, options and swaps were used to manage duration and yield curve exposure, in aggregate detracted from performance. Credit default swaps on investment-grade indices were used to manage credit exposures and had a slightly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class I	5.52	3.53	2.83
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 410,936,039
Holdings Count | $ / shares	448	[8]
Advisory Fees Paid, Amount	$ 961,612
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$410,936,039
Total Number of Portfolio Holdings*	448
Total Management Fee Paid	$961,612
Portfolio Turnover Rate	35%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset Ultra-Short Income Fund
Class Name	Class IS
Trading Symbol	ARMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$36	0.35%
[9]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class IS shares of Western Asset Ultra-Short Income Fund returned 5.66%. The Fund compares its performance to the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight to investment-grade credit
↑	An overweight to asset-backed securities
↑	Long duration position

Top detractors from performance:
↓	Yield curve positioning
Use of derivatives and the impact on performance:
Interest rate futures, options and swaps were used to manage duration and yield curve exposure, in aggregate detracted from performance. Credit default swaps on investment-grade indices were used to manage credit exposures and had a slightly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class IS	5.66	3.58	2.89
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 410,936,039
Holdings Count | $ / shares	448	[10]
Advisory Fees Paid, Amount	$ 961,612
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$410,936,039
Total Number of Portfolio Holdings*	448
Total Management Fee Paid	$961,612
Portfolio Turnover Rate	35%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.